Vertex, Inc
Amendment No. 1 to Registration Statement on Form S-1
File No. 333-239644
Response to SEC Comment Letter, Question 2, Exhibit A

	As of March 31, 2020
	Pro Forma	Pro Forma as adjusted
	(Unaudited)
	(amounts in thousands, except per share data)
Tangible Net Book Value per Share:
Total Net Book Value per Capitalization Table	$(295,590)	$(7,153)
Less: Intangible Assets (Goodwill)	20,231	20,231
Total Tangible Net Book Value	(315,821)	(27,384)

Total shares outstanding	120,590	143,250

Tangible Net Book Value per share	$(2.62)	$(0.19)

Shares outstanding:	Pro forma Shares	As Adjusted Shares
New Class A common stock	173	22,833
New Class B common stock	120,417	120,417
Total Shares Outstanding	120,590	143,250

Vertex, Inc

Amendment No. 1 to Registration Statement on Form S-1

File No. 333-239644

Response to SEC Comment Letter, Question 4, Exhibit B

Calculation of Pro forma Weighted Average Shares

Key Data
Offering Data
Midpoint price of New Class A shares	$15.00
Class A Shares issued in Offering	21,150
Assumed split ratio	3 for 1 forward

12/31/2019
Debt assumed redeemed	$50,375
Shares assumed issued to repay debt at $15/share	3,358

3/31/2020
Debt assumed redeemed	$175,000
Shares assumed issued to repay debt at $15/share	11,667

	Pro forma Class A Shares Outstanding
	Basic					Diluted
	Weighted Average Basic Class A Shares outstanding prior to Exchange	Exchange A	Weighted Average Class A shares Outstanding after Exchange	Class A shares issued for debt repayment B	Total Class A Shares Oustanding	Weighted Average Diluted Class A Shares outstanding prior to Exchange	Exchange A C	Weighted Average Class A shares Outstanding after Exchange D	Class A shares issued for debt repayment B	Total Class A Shares Oustanding
	(amounts in thousands)
12/31/19 Class A Share calculation	147	(147)	-	3,358	3,358	147	3,596	3,743	3,358	7,101

3/31/20 Class A Share calculation	147	(147)	-	11,667	11,667	147	(147)	-	11,667	11,667

	Pro forma Class B Shares Outstanding
	Basic					Diluted
	Weighted Average Basic Class B Shares outstanding prior to Exchange	Exchange A	Weighted Average Class B shares Outstanding after Exchange	Class B shares issued for debt repayment B	Total Class B Shares Oustanding	Weighted Average Diluted Class B Shares outstanding prior to Exchange	Exchange A C	Weighted Average Class B shares Outstanding after Exchange	Class B shares issued for debt repayment B	Total Class B Shares Oustanding
	(amounts in thousands)
12/31/19 Class B Share calculation	120,388	147	120,535	-	120,535	124,131	(3,596)	120,535	-	120,535

3/31/20 Class B Share calculation	120,270	147	120,417	-	120,417	120,270	147	120,417	-	120,417

NOTE - All share and share equivalent amounts have been adjusted to reflect the 3-for-1 forward stock split that was effective on 7/28/20.

A At 12/31/19 and 3/31/20, all outstanding Class A and Class B shares were exchanged for new Class B shares to be outstanding after the offering. Thus, there were no Class A shares outstanding after the exchange (the "Exchange"). The only Class A shares deemed outstanding for proforma basic EPS would be the portion of the shares issued in the Offering assumed outstanding from the debt repayments for each respective period. See note B.

B In accordance with ASC 260-10-S99-1, management has reflected the equivalent number of Class A shares issued in the Offering required to redeem the debt outstanding at the respective periods as the Proceeds will be used to repay such debt. These share amounts were calculated using the midpoint price in the Prospectus of $15.

C Reflects dilutive common stock equivalents outstanding for the respective periods. Common stock equivalents outstanding prior to the Exchange permitted the holder to receive one share of non-voting Class B common stock. In connection with the Exchange, holders of common stock equivalents will be eligible to receive one share of new voting Class A common stock. Thus, pro forma weighted average Class A shares include all outstanding dilutive common stock equivalents.

D As the March 31, 2020 pro forma net loss, common stock equivalents are anti-dilutive and thus not included in the determination of the weighted average Class A shares outstanding.